SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details)			1 Months Ended	12 Months Ended
	Oct. 28, 2021 shares	Mar. 05, 2018 USD ($) shares	May 31, 2022 shares	Dec. 31, 2021 USD ($) Y Vote shares	Aug. 01, 2022 shares	Dec. 31, 2020 shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized				12,000,000,000		12,000,000,000
Shares issued, Value | $				$ 17,000,000
ADS
SHARE OWNERSHIP AND RIGHTS
Shares issued (in shares)				342,100
Shares issued upon conversion				5,183
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized		10,000		12,000,000,000
Shares issued (in shares)		100
Shares issued, Value | $		$ 100
Number of founders	2
Number of vote for each ordinary share | Vote				1
Number of years of income that limits distribution | Y				2
Maximum period between date of financial statements and distribution date				6 months
Quoin | ADS
SHARE OWNERSHIP AND RIGHTS
Shares issued upon conversion	240,292		224,388
Number of ordinary shares for each ADS					5,000